28. Financial instruments and risk management (Details 7) - Fuel Risk [Member] - Fuel Derivative [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$) Exchange_rate
Decline In Prices/Barrel (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_rate	22.71
Total exposure | R$	R$ (735,676)
Decline In Prices/Barrel (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_rate	34.06
Total exposure | R$	R$ (361,493)
Increase In Prices/Barrel (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_rate	56.76
Total exposure | R$	R$ 343,433
Increase In Prices/Barrel (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_rate	68.12
Total exposure | R$	R$ 720,179